Goodwill - Key Assumptions Used in Impairment Testing by CGU (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Canada
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	14.90%	14.00%
Long-term growth rate of net operating cash flows	2.00%	1.90%
Incremental increase in after-tax WACC	0.11%	0.45%
Incremental decrease in long-term growth rate of net operating cash flows	0.14%	0.56%
France
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	20.20%	22.20%
Long-term growth rate of net operating cash flows	1.90%	1.40%
Incremental increase in after-tax WACC	3.37%	2.53%
Incremental decrease in long-term growth rate of net operating cash flows	5.18%	4.18%
EPM-US
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	19.60%	21.30%
Long-term growth rate of net operating cash flows	2.20%	2.10%
Incremental increase in after-tax WACC	37.05%	26.60%
Incremental decrease in long-term growth rate of net operating cash flows	0.00%	0.00%
ERP-US
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	18.90%	19.90%
Long-term growth rate of net operating cash flows	2.20%	2.10%
Incremental increase in after-tax WACC	11.12%	7.70%
Incremental decrease in long-term growth rate of net operating cash flows	21.16%	13.52%
ERP-CAN
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	0.00%	17.50%
Long-term growth rate of net operating cash flows	0.00%	2.10%
Incremental increase in after-tax WACC		1.01%
Incremental decrease in long-term growth rate of net operating cash flows		1.36%
ERP-CAN
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax WACC	14.40%	0.00%
Long-term growth rate of net operating cash flows	2.00%	0.00%
Incremental increase in after-tax WACC	0.26%
Incremental decrease in long-term growth rate of net operating cash flows	0.33%